Partnership Distributions - Additional Information (details)	0 Months Ended	12 Months Ended
	May 14, 2008	Dec. 31, 2011
Distributions Made to Members or Limited Partners [Abstract]
Partnership agreement day requirement of distribution of available cash	45 days
General partner's interest		2.00%